Income taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-capital loss
Net deferred tax assets	$ 6.8	$ 17.3
Net deferred tax liabilities	82.4	67.3
Deferred income tax liabilities, net	75.6	50.0	$ 45.8
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(1.7)	(3.7)
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	6.5	16.2
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	89.0	74.8
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	0.3	1.9
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(4.3)	(2.6)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	4.3	2.5
Other deferred income tax assets
Non-capital loss
Net deferred tax assets		(0.8)
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ (4.9)	$ (3.7)